DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

August 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.3%
Basic Materials - 6.1%
Chemicals - 3.1%
CF Industries, Inc.
5.375%, 3/15/44	$50,000	$62,287
Ingevity Corp., 144A
4.50%, 2/1/26	50,000	50,771
Kraton Polymers LLC / Kraton Polymers Capital Corp., 144A
7.00%, 4/15/25	50,000	51,777
Methanex Corp.
5.25%, 12/15/29	50,000	50,449
NOVA Chemicals Corp., 144A
4.875%, 6/1/24	75,000	74,625
OCI NV, 144A
6.625%, 4/15/23	200,000	208,500
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A
5.375%, 9/1/25(a)	50,000	50,296
Valvoline, Inc., 144A
4.25%, 2/15/30	50,000	53,138

(Cost $554,653)		601,843

Forest Products & Paper - 0.3%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $48,403)	50,000	51,500

Iron/Steel - 0.2%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27
(Cost $32,775)	50,000	45,937

Mining - 2.5%
Alcoa Nederland Holding BV, 144A
5.50%, 12/15/27	50,000	53,901
Compass Minerals International, Inc., 144A
6.75%, 12/1/27	100,000	109,482
FMG Resources August 2006 Pty Ltd., 144A
5.125%, 5/15/24	100,000	108,260
Freeport-McMoRan, Inc.
5.40%, 11/14/34	100,000	113,041
Hudbay Minerals, Inc., 144A
7.25%, 1/15/23	50,000	50,807
Novelis Corp., 144A
5.875%, 9/30/26	50,000	52,303

(Cost $445,445)		487,794

Communications - 15.3%
Advertising - 0.5%
Lamar Media Corp.
5.75%, 2/1/26	50,000	52,229
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A
5.00%, 8/15/27	50,000	49,194

(Cost $99,947)		101,423

Internet - 0.5%
NortonLifeLock, Inc., 144A
5.00%, 4/15/25
(Cost $101,776)	100,000	102,625

Media - 7.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28, 144A	100,000	105,850
4.75%, 3/1/30, 144A	100,000	107,560
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	100,000	98,260
CSC Holdings LLC, 144A
5.75%, 1/15/30	200,000	218,251
DISH DBS Corp.
5.00%, 3/15/23	100,000	103,625
Houghton Mifflin Harcourt Publishers, Inc., 144A
9.00%, 2/15/25	50,000	49,234
iHeartCommunications, Inc., 144A
4.75%, 1/15/28	50,000	47,820
Nexstar Broadcasting, Inc., 144A
5.625%, 7/15/27	50,000	52,828
Quebecor Media, Inc.
5.75%, 1/15/23	100,000	107,511
Sinclair Television Group, Inc., 144A
5.625%, 8/1/24	50,000	50,125
Sirius XM Radio, Inc., 144A
4.625%, 7/15/24	100,000	103,875
TEGNA, Inc., 144A
4.625%, 3/15/28	100,000	101,250
Univision Communications, Inc., 144A
5.125%, 2/15/25	50,000	50,438
UPC Holding BV, 144A
5.50%, 1/15/28	200,000	209,231

(Cost $1,322,519)		1,405,858

Telecommunications - 7.1%
Altice France SA, 144A
7.375%, 5/1/26	200,000	212,540
CenturyLink, Inc.
Series W, 6.75%, 12/1/23	100,000	111,001
CommScope, Inc.
6.00%, 3/1/26, 144A	50,000	53,191
8.25%, 3/1/27, 144A	100,000	108,244
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	50,000	51,672
Embarq Corp.
7.995%, 6/1/36	50,000	60,250
Intrado Corp., 144A
8.50%, 10/15/25	50,000	44,422
Level 3 Financing, Inc.
5.375%, 5/1/25	50,000	51,615
4.25%, 7/1/28, 144A	50,000	51,513
Sprint Capital Corp.
8.75%, 3/15/32	50,000	75,572

Sprint Communications, Inc.
6.00%, 11/15/22	100,000	108,625
Sprint Corp.
7.625%, 2/15/25	100,000	119,938
Telecom Italia Capital SA
7.721%, 6/4/38	50,000	69,824
T-Mobile USA, Inc.
6.00%, 4/15/24	100,000	102,088
ViaSat, Inc., 144A
5.625%, 9/15/25	50,000	50,250
Vodafone Group PLC
7.00%, 4/4/79	50,000	60,200
Zayo Group Holdings, Inc., 144A
6.125%, 3/1/28	50,000	51,721

(Cost $1,319,904)		1,382,666

Consumer, Cyclical - 18.6%
Airlines - 0.5%
American Airlines, Inc., 144A
11.75%, 7/15/25	50,000	48,100
Delta Air Lines, Inc.
7.375%, 1/15/26	50,000	52,101

(Cost $92,289)		100,201

Apparel - 0.5%
Hanesbrands, Inc., 144A
4.625%, 5/15/24
(Cost $100,138)	100,000	105,261

Auto Manufacturers - 2.7%
Ford Motor Co.
7.45%, 7/16/31	50,000	58,359
Ford Motor Credit Co. LLC
2.979%, 8/3/22	200,000	199,375
5.125%, 6/16/25	200,000	210,448
Tesla, Inc., 144A
5.30%, 8/15/25	50,000	52,006

(Cost $482,639)		520,188

Auto Parts & Equipment - 2.3%
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(a)	100,000	103,345
Clarios Global LP / Clarios US Finance Co., 144A
8.50%, 5/15/27	50,000	53,172
Cooper-Standard Automotive, Inc., 144A
5.625%, 11/15/26	50,000	28,403
Dana Financing Luxembourg SARL, 144A
5.75%, 4/15/25	50,000	52,019
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	50,000	50,250
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	150,000	158,925

(Cost $399,991)		446,114

Distribution/Wholesale - 1.3%
American Builders & Contractors Supply Co., Inc., 144A
4.00%, 1/15/28	50,000	51,540
Core & Main LP, 144A
6.125%, 8/15/25	50,000	51,504
HD Supply, Inc., 144A
5.375%, 10/15/26	50,000	52,720
Performance Food Group, Inc., 144A
5.50%, 10/15/27	50,000	52,217
Wolverine Escrow LLC, 144A
9.00%, 11/15/26	50,000	38,625

(Cost $232,541)		246,606

Entertainment - 3.1%
Caesars Entertainment, Inc., 144A
6.25%, 7/1/25	100,000	106,125
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	50,000	47,934
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, 4/15/27	50,000	49,890
Cinemark USA, Inc.
4.875%, 6/1/23	50,000	46,120
International Game Technology PLC, 144A
6.25%, 2/15/22	200,000	205,939
Scientific Games International, Inc., 144A
8.25%, 3/15/26	50,000	51,335
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A
4.875%, 11/1/27	50,000	47,625
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	50,000	53,219

(Cost $569,960)		608,187

Home Builders - 2.0%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A
6.25%, 9/15/27	50,000	50,741
KB Home
7.625%, 5/15/23	50,000	55,297
Lennar Corp.
4.50%, 4/30/24	100,000	107,500
Taylor Morrison Communities, Inc., 144A
5.75%, 1/15/28	100,000	112,533
Toll Brothers Finance Corp.
4.875%, 3/15/27	50,000	56,428

(Cost $344,615)		382,499

Housewares - 0.5%
Newell Brands, Inc.
4.70%, 4/1/26
(Cost $108,441)	100,000	107,893

Leisure Time - 0.8%
Carnival Corp., 144A
9.875%, 8/1/27	25,000	25,264
NCL Corp. Ltd., 144A
3.625%, 12/15/24	50,000	34,344
Royal Caribbean Cruises Ltd., 144A
9.125%, 6/15/23	100,000	105,375

(Cost $154,892)		164,983

Lodging - 1.6%
Hilton Domestic Operating Co., Inc., 144A
5.75%, 5/1/28	150,000	158,625
Station Casinos LLC, 144A
4.50%, 2/15/28	50,000	47,655
Wyndham Destinations, Inc.
5.75%, 4/1/27	50,000	51,428
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
5.50%, 3/1/25	50,000	49,594

(Cost $284,795)		307,302

Retail - 3.3%
1011778 BC ULC / New Red Finance, Inc., 144A
5.00%, 10/15/25	50,000	51,430
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	50,000	49,659
Bed Bath & Beyond, Inc.
5.165%, 8/1/44	20,000	13,762
Gap, Inc., 144A
8.875%, 5/15/27	50,000	56,438
Golden Nugget, Inc., 144A
6.75%, 10/15/24	50,000	42,625
L Brands, Inc.
6.875%, 11/1/35	50,000	51,260
Macy’s Retail Holdings LLC
3.625%, 6/1/24(a)	100,000	75,745
Penske Automotive Group, Inc.
5.75%, 10/1/22	50,000	50,191
PetSmart, Inc., 144A
7.125%, 3/15/23	100,000	100,869
QVC, Inc.
4.45%, 2/15/25	50,000	52,375
Staples, Inc., 144A
7.50%, 4/15/26	50,000	44,334
Yum! Brands, Inc., 144A
4.75%, 1/15/30	50,000	55,256

(Cost $588,013)		643,944

Consumer, Non-cyclical - 16.3%
Agriculture - 0.5%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 144A
8.50%, 12/15/22	50,000	51,675
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	50,000	53,208

(Cost $101,325)		104,883

Commercial Services - 4.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A
9.75%, 7/15/27	100,000	110,924
AMN Healthcare, Inc., 144A
5.125%, 10/1/24	50,000	51,557
APX Group, Inc.
7.625%, 9/1/23(a)	50,000	51,307
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
5.25%, 3/15/25	50,000	47,895
Emeco Pty Ltd.
Series B, 9.25%, 3/31/22	50,000	51,500
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	100,000	100,195
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
5.25%, 4/15/24	150,000	159,391
Refinitiv US Holdings, Inc., 144A
8.25%, 11/15/26	100,000	110,375
RR Donnelley & Sons Co., 144A
8.50%, 4/15/29	25,000	27,375
United Rentals North America, Inc.
5.875%, 9/15/26	100,000	106,514
4.875%, 1/15/28	100,000	105,625

(Cost $859,928)		922,658

Cosmetics/Personal Care - 0.2%
Coty, Inc., 144A
6.50%, 4/15/26
(Cost $44,353)	50,000	41,533

Food - 3.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A
5.875%, 2/15/28	100,000	108,169
B&G Foods, Inc.
5.25%, 4/1/25	50,000	51,785
Chobani LLC / Chobani Finance Corp., Inc., 144A
7.50%, 4/15/25	50,000	52,781
Ingles Markets, Inc.
5.75%, 6/15/23	26,000	26,471
Kraft Heinz Foods Co.
4.00%, 6/15/23	150,000	160,723
7.125%, 8/1/39, 144A	100,000	138,151
5.20%, 7/15/45	100,000	113,967
Post Holdings, Inc., 144A
4.625%, 4/15/30	50,000	52,250
US Foods, Inc., 144A
5.875%, 6/15/24	50,000	50,875

(Cost $708,901)		755,172

Healthcare-Products - 0.8%
Avantor Funding, Inc., 144A
4.625%, 7/15/28	50,000	52,947

Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	50,000	52,425
Teleflex, Inc.
4.625%, 11/15/27	50,000	53,241

(Cost $156,633)		158,613

Healthcare-Services - 5.1%
AHP Health Partners, Inc., 144A
9.75%, 7/15/26	25,000	27,401
Catalent Pharma Solutions, Inc., 144A
5.00%, 7/15/27	50,000	52,834
Centene Corp.
5.25%, 4/1/25, 144A	150,000	155,812
4.625%, 12/15/29	100,000	109,853
CHS/Community Health Systems, Inc., 144A
8.625%, 1/15/24	150,000	157,031
DaVita, Inc., 144A
4.625%, 6/1/30	25,000	26,297
HCA, Inc.
7.69%, 6/15/25	100,000	120,365
7.50%, 11/6/33	50,000	67,866
One Call Corp., 144A
10.00%, 10/1/24	50,000	43,438
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A
9.75%, 12/1/26	50,000	54,158
Surgery Center Holdings, Inc., 144A
6.75%, 7/1/25(a)	50,000	49,432
Tenet Healthcare Corp., 144A
4.875%, 1/1/26	100,000	104,124
US Renal Care, Inc., 144A
10.625%, 7/15/27	25,000	27,011

(Cost $955,369)		995,622

Household Products/Wares - 0.3%
ACCO Brands Corp., 144A
5.25%, 12/15/24
(Cost $49,933)	50,000	51,318

Pharmaceuticals - 0.8%
Bausch Health Cos., Inc., 144A
7.00%, 1/15/28	100,000	106,669
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	50,000	53,440

(Cost $154,256)		160,109

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A
10.50%, 6/1/24
(Cost $20,294)	25,000	22,565

Energy - 14.4%
Coal - 0.2%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A
7.50%, 6/15/25
(Cost $37,165)	50,000	44,968

Oil & Gas - 8.1%
Antero Resources Corp.
5.125%, 12/1/22	50,000	43,111
Apache Corp.
5.10%, 9/1/40	150,000	145,786
Baytex Energy Corp., 144A
8.75%, 4/1/27	50,000	24,625
Cenovus Energy, Inc.
6.75%, 11/15/39	75,000	78,229
Comstock Resources, Inc.
9.75%, 8/15/26	50,000	53,605
Continental Resources, Inc.
4.50%, 4/15/23	100,000	101,120
CVR Energy, Inc., 144A
5.25%, 2/15/25	50,000	47,449
EQT Corp.
7.875%, 2/1/25(a)	100,000	114,889
Gulfport Energy Corp.
6.375%, 5/15/25	50,000	29,682
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.75%, 10/1/25	50,000	47,182
Laredo Petroleum, Inc.
9.50%, 1/15/25	20,000	14,331
MEG Energy Corp., 144A
7.125%, 2/1/27	50,000	47,964
Murphy Oil Corp.
5.75%, 8/15/25	50,000	48,068
Nabors Industries Ltd., 144A
7.25%, 1/15/26	50,000	23,000
Occidental Petroleum Corp.
2.90%, 8/15/24	100,000	92,187
7.50%, 5/1/31	50,000	53,125
6.45%, 9/15/36	100,000	98,188
Parsley Energy LLC / Parsley Finance Corp., 144A
5.625%, 10/15/27	50,000	51,844
PBF Holding Co. LLC / PBF Finance Corp., 144A
6.00%, 2/15/28	50,000	42,256
Precision Drilling Corp., 144A
7.125%, 1/15/26	50,000	34,178
QEP Resources, Inc.
5.375%, 10/1/22	50,000	43,926
Range Resources Corp., 144A
9.25%, 2/1/26	50,000	52,736
Seven Generations Energy Ltd.
6.875%, 6/30/23, 144A	50,000	50,793
5.375%, 9/30/25, 144A	25,000	24,109

SM Energy Co., 144A
10.00%, 1/15/25	50,000	49,494
Southwestern Energy Co.
6.45%, 1/23/25(a)	50,000	50,031
Transocean Guardian Ltd., 144A
5.875%, 1/15/24	78,000	62,010
WPX Energy, Inc.
4.50%, 1/15/30	50,000	47,842

(Cost $1,346,682)		1,571,760

Oil & Gas Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp., 144A
6.25%, 4/1/28	50,000	50,365
Oceaneering International, Inc.
4.65%, 11/15/24(a)	50,000	34,344
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	50,000	51,612
Weatherford International Ltd., 144A
11.00%, 12/1/24	50,000	34,125

(Cost $157,075)		170,446

Pipelines - 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A
5.75%, 1/15/28	50,000	44,745
Buckeye Partners LP, 144A
4.50%, 3/1/28	100,000	102,334
Cheniere Energy Partners LP
5.25%, 10/1/25	100,000	101,350
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	50,000	49,370
DCP Midstream Operating LP
5.375%, 7/15/25	100,000	107,680
6.75%, 9/15/37, 144A	50,000	50,215
EnLink Midstream Partners LP
5.60%, 4/1/44	50,000	33,215
EQM Midstream Partners LP
4.75%, 7/15/23	100,000	102,775
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	50,000	44,547
Holly Energy Partners LP / Holly Energy Finance Corp., 144A
5.00%, 2/1/28	50,000	50,147
NuStar Logistics LP
5.625%, 4/28/27	50,000	50,366
Ruby Pipeline LLC, 144A
7.00%, 4/1/22	34,091	30,434
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 7/15/27	100,000	108,250
Western Midstream Operating LP
5.05%, 2/1/30	100,000	102,508
5.45%, 4/1/44	50,000	46,359

(Cost $920,782)		1,024,295

Financial - 10.2%
Banks - 1.1%
CIT Group, Inc.
5.00%, 8/1/23	100,000	106,067
Freedom Mortgage Corp., 144A
8.25%, 4/15/25	50,000	51,526
Popular, Inc.
6.125%, 9/14/23	50,000	53,370

(Cost $189,600)		210,963

Diversified Financial Services - 3.1%
Ally Financial, Inc.
5.75%, 11/20/25	50,000	56,114
Fairstone Financial, Inc., 144A
7.875%, 7/15/24	50,000	52,526
Global Aircraft Leasing Co. Ltd., 144A
6.50%, 9/15/24	50,000	29,250
LPL Holdings, Inc., 144A
5.75%, 9/15/25	50,000	52,156
Nationstar Mortgage Holdings, Inc., 144A
9.125%, 7/15/26	50,000	54,469
Navient Corp.
5.50%, 1/25/23	50,000	51,597
MTN, 5.625%, 8/1/33	50,000	44,699
NFP Corp., 144A
6.875%, 8/15/28	50,000	52,342
OneMain Finance Corp.
6.875%, 3/15/25	150,000	168,281
Quicken Loans LLC, 144A
5.75%, 5/1/25	50,000	51,531

(Cost $564,716)		612,965

Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc., 144A
7.00%, 11/15/25	50,000	50,844
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
6.75%, 10/15/27	50,000	53,085
AssuredPartners, Inc., 144A
7.00%, 8/15/25	50,000	51,531
Genworth Holdings, Inc.
6.50%, 6/15/34	25,000	22,964
HUB International Ltd., 144A
7.00%, 5/1/26	50,000	51,925

(Cost $215,735)		230,349

Real Estate - 0.3%
Howard Hughes Corp., 144A
5.375%, 8/1/28	25,000	25,453
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
9.375%, 4/1/27	25,000	26,060

(Cost $51,548)		51,513

Real Estate Investment Trusts - 4.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	50,000	40,867
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	100,000	101,647
HAT Holdings I LLC / HAT Holdings II LLC, 144A
5.25%, 7/15/24	50,000	52,459
Iron Mountain, Inc.
4.875%, 9/15/27, 144A	100,000	104,040
4.50%, 2/15/31, 144A	25,000	25,706
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27	100,000	110,781
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	100,000	105,928
Service Properties Trust
7.50%, 9/15/25	50,000	54,442
4.95%, 10/1/29	25,000	22,406
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.875%, 2/15/25	100,000	105,846
VICI Properties LP / VICI Note Co., Inc., 144A
4.25%, 12/1/26	100,000	102,408

(Cost $779,837)		826,530

Venture Capital - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 5/15/27
(Cost $51,699)	50,000	53,281

Industrial - 9.9%
Aerospace/Defense - 1.7%
Bombardier, Inc., 144A
7.875%, 4/15/27	100,000	72,623
Signature Aviation US Holdings, Inc., 144A
5.375%, 5/1/26	50,000	51,645
Spirit AeroSystems, Inc., 144A
7.50%, 4/15/25	50,000	50,562
TransDigm, Inc.
6.25%, 3/15/26, 144A	100,000	105,695
7.50%, 3/15/27	50,000	52,335

(Cost $319,018)		332,860

Building Materials - 0.4%
Builders FirstSource, Inc., 144A
5.00%, 3/1/30	25,000	26,743
Standard Industries, Inc., 144A
6.00%, 10/15/25	50,000	51,950

(Cost $73,758)		78,693

Electrical Components & Equipment - 1.3%
Energizer Holdings, Inc., 144A
6.375%, 7/15/26	100,000	106,251
EnerSys, 144A
5.00%, 4/30/23	50,000	52,068
WESCO Distribution, Inc.
5.375%, 12/15/21	50,000	50,450
7.125%, 6/15/25, 144A	50,000	55,066

(Cost $255,762)		263,835

Electronics - 0.8%
Sensata Technologies BV, 144A
5.625%, 11/1/24	100,000	109,865
TTM Technologies, Inc., 144A
5.625%, 10/1/25	50,000	51,432

(Cost $152,142)		161,297

Engineering & Construction - 0.5%
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	50,000	48,656
frontdoor, Inc., 144A
6.75%, 8/15/26	50,000	53,928

(Cost $92,119)		102,584

Environmental Control - 0.4%
Covanta Holding Corp.
6.00%, 1/1/27	50,000	52,428
GFL Environmental, Inc., 144A
3.75%, 8/1/25	25,000	25,219

(Cost $73,808)		77,647

Machinery-Diversified - 0.3%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A
7.75%, 4/15/26
(Cost $47,154)	50,000	50,520

Miscellaneous Manufacturing - 0.3%
FXI Holdings, Inc., 144A
12.25%, 11/15/26
(Cost $43,145)	50,000	54,664

Packaging & Containers - 3.4%
ARD Finance SA, 144A
6.50%, 6/30/27	200,000	205,750
Ball Corp.
4.875%, 3/15/26	100,000	112,167
Berry Global, Inc., 144A
5.625%, 7/15/27	50,000	52,888
Cascades, Inc./Cascades USA, Inc., 144A
5.125%, 1/15/26	50,000	52,759

Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	100,000	105,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
7.00%, 7/15/24	82,000	84,203
Sealed Air Corp., 144A
5.50%, 9/15/25	50,000	56,182

(Cost $640,223)		669,261

Transportation - 0.5%
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23(a)	50,000	47,798
XPO Logistics, Inc., 144A
6.50%, 6/15/22	50,000	50,265

(Cost $92,815)		98,063

Trucking & Leasing - 0.3%
Fortress Transportation and Infrastructure Investors LLC, 144A
6.75%, 3/15/22
(Cost $46,143)	50,000	49,753

Technology - 4.8%
Computers - 2.1%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	50,000	53,335
Dell International LLC / EMC Corp., 144A
7.125%, 6/15/24	50,000	51,925
Diebold Nixdorf, Inc., 144A
9.375%, 7/15/25	50,000	54,000
NCR Corp., 144A
6.125%, 9/1/29	50,000	53,710
Presidio Holdings, Inc., 144A
8.25%, 2/1/28	50,000	52,406
Vericast Corp., 144A
8.375%, 8/15/22	50,000	41,074
Western Digital Corp.
4.75%, 2/15/26	100,000	108,339

(Cost $390,699)		414,789

Office/Business Equipment - 0.8%
CDW LLC / CDW Finance Corp.
5.00%, 9/1/25	50,000	51,938
Pitney Bowes, Inc.
4.625%, 3/15/24(a)	50,000	48,041
Xerox Corp.
6.75%, 12/15/39	25,000	26,982
Xerox Holdings Corp., 144A
5.50%, 8/15/28	25,000	25,625

(Cost $139,669)		152,586

Semiconductors - 0.6%
Advanced Micro Devices, Inc.
7.50%, 8/15/22	50,000	56,175
Amkor Technology, Inc., 144A
6.625%, 9/15/27	50,000	54,866

(Cost $107,203)		111,041

Software - 1.3%
CDK Global, Inc.
5.875%, 6/15/26	50,000	52,634
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	50,000	50,812
Open Text Corp., 144A
5.875%, 6/1/26	100,000	105,357
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
7.50%, 9/1/25	50,000	52,047

(Cost $258,921)		260,850

Utilities - 1.6%
Electric - 1.6%
Calpine Corp., 144A
5.25%, 6/1/26	100,000	104,390
Clearway Energy Operating LLC, 144A
4.75%, 3/15/28	100,000	104,844
NextEra Energy Operating Partners LP, 144A
4.50%, 9/15/27	100,000	109,500

(Cost $309,436)		318,734

TOTAL CORPORATE BONDS
(Cost $17,691,582)		19,019,544

	Number of Shares
SECURITIES LENDING COLLATERAL - 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
(Cost $288,472)	288,472	288,472

CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
(Cost $318,065)	318,065	318,065

TOTAL INVESTMENTS - 100.4% (Cost $18,298,119)		$19,626,081
Other assets and liabilities, net - (0.4%)		(75,082)

NET ASSETS - 100.0%		$19,550,999

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
102,098	186,374(d)	—	—	—	36	—	288,472	288,472
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
121,095	855,591	(658,621)	—	—	37	—	318,065	318,065

223,193	1,041,965	(658,621)	—	—	73	—	606,537	606,537

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $370,652, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $95,912.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$19,019,544	$—	$19,019,544
Short-Term Investments(e)	606,537	—	—	606,537

TOTAL	$606,537	$19,019,544	$—	$19,626,081

(e)	See Schedule of Investments for additional detailed categorizations.